SHARE-BASED COMPENSATION (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
RSUs outstanding, beginning	450	230
RSUs granted	1,295	913
RSUs vested	0	(634)
RSUs cancelled	(10)	(59)
RSUs outstanding, ending	1,735	450
Weighted-average fair value outstanding, beginning	$ .33	$ 2.53
Weighted-average fair value granted	1.14	0.62
Weighted-average fair value vested	.00	1.63
Weighted-average fair value cancelled	.00	1.67
Weighted-average fair value outstanding, ending	$ .93	$ .33